Average Annual Total Returns{- Fidelity Low Duration Bond Factor ETF} - 10.31 Fidelity Low Duration Bond Factor ETF PRO-07 - Fidelity Low Duration Bond Factor ETF	Fidelity Low Duration Bond Factor ETF Return Before Taxes Past 1 year	Fidelity Low Duration Bond Factor ETF Return Before Taxes Since Inception		Fidelity Low Duration Bond Factor ETF After Taxes on Distributions Past 1 year	Fidelity Low Duration Bond Factor ETF After Taxes on Distributions Since Inception		Fidelity Low Duration Bond Factor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Low Duration Bond Factor ETF After Taxes on Distributions and Sales Since Inception		IXYS2 Past 1 year	IXYS2 Since Inception
Total	4.51%	3.46%	[1]	3.37%	2.36%	[1]	2.66%	2.17%	[1]	4.73%	3.67%	[1]

[1]	(a)From June 12, 2018